Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets

	2012	2011
Deferred offering costs	$712	$—
Value-added taxes (VAT) receivable	—	140
Amounts due from related parties	38	396
Vendor deposits	559	—
Other	234	318

	$1,543	$854